Cover	Feb. 20, 2024
Cover [Abstract]
Entity Registrant Name	Lendway, Inc.
Entity Central Index Key	0000875355
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 20, 2024
Entity File Number	001-13471
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	41-1656308
Entity Address Address Line 1	5000 West 36th Street
Entity Address Address Line 2	Suite 220
Entity Address City Or Town	Minneapolis
Entity Address State Or Province	MN
Entity Address Postal Zip Code	55416
City Area Code	763
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	392-6200
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	LDWY
Security Exchange Name	NASDAQ